Change in significant accounting policy - Basis of presentation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Current assets	$ 147,179	$ 119,277
Non-current assets	722,099	719,786
Total assets	869,278	839,063
Liabilities and shareholders' equity
Current liabilities	161,034	109,484
Non-current liabilities	429,781	481,136
Total liabilities	590,815	590,620
Shareholders' equity	278,463	248,443	$ 180,119
Total liabilities and shareholders' equity	869,278	839,063
Income Statement [Abstract]
Revenue	654,143	498,468
Gross profit	90,417	92,218
Operating income	55,128	67,122
Equity earnings in affiliates and joint ventures	(21,860)	(7,740)
Income before income taxes	60,693	60,472
Net income	51,408	49,208
Comprehensive income	51,410	49,208
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
Operating activities	165,180	146,550
Investing activities	(99,269)	(112,827)
Financing activities	(92,759)	4,516
(Decrease) increase in cash	(26,848)	38,239
Effect of exchange rate on changes in cash and cash equivalents	2	0
Cash, beginning of year	43,447	5,208
Cash, end of year	16,601	43,447
Without change/As originally reported
Assets
Current assets	156,963	119,958
Non-current assets	727,175	718,970
Total assets	884,138	838,928
Liabilities and shareholders' equity
Current liabilities	168,635	109,198
Non-current liabilities	437,040	481,287
Total liabilities	605,675	590,485
Shareholders' equity	278,463	248,443
Total liabilities and shareholders' equity	884,138	838,928
Income Statement [Abstract]
Revenue	658,122	500,374
Gross profit	93,927	94,382
Operating income	58,523	68,945
Equity earnings in affiliates and joint ventures	(18,475)	(5,942)
Income before income taxes	60,693	60,472
Net income	51,408	49,208
Comprehensive income	51,410	49,208
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
Operating activities	168,893	147,272
Investing activities	(100,604)	(113,573)
Financing activities	(92,547)	4,672
(Decrease) increase in cash	(24,258)	38,371
Effect of exchange rate on changes in cash and cash equivalents	2
Cash, beginning of year	43,915	5,544
Cash, end of year	19,659	43,915
Adjustments
Assets
Current assets	(9,784)	(681)
Non-current assets	(5,076)	816
Total assets	(14,860)	135
Liabilities and shareholders' equity
Current liabilities	(7,601)	286
Non-current liabilities	(7,259)	(151)
Total liabilities	(14,860)	135
Shareholders' equity	0	0
Total liabilities and shareholders' equity	(14,860)	135
Income Statement [Abstract]
Revenue	(3,979)	(1,906)
Gross profit	(3,510)	(2,164)
Operating income	(3,395)	(1,823)
Equity earnings in affiliates and joint ventures	(3,385)	(1,798)
Income before income taxes	0	0
Net income	0	0
Comprehensive income	0	0
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
Operating activities	(3,713)	(722)
Investing activities	1,335	746
Financing activities	(212)	(156)
(Decrease) increase in cash	(2,590)	(132)
Effect of exchange rate on changes in cash and cash equivalents	0	0
Cash, beginning of year	(468)	(336)
Cash, end of year	$ (3,058)	$ (468)